Common Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Summary of Warrant Activity
As of December 31, 2022, the following Warrants were outstanding:

Warrant Type	Exercise Price	Shares
Public Warrants	$11.50	9,583,333
Private Placement Warrants	$11.50	5,166,667

Total Warrants Outstanding		14,750,000

Schedule of Stock Compensation, Using the Black-scholes Option Pricing Model

July 29, 2022
Dividend yield	—
Expected volatility	52.0%
Risk-free interest rate	2.7%
Expected term	10 Years

Schedule of FedEx Warrant Activity
The following table summarizes the FedEx Warrant activity for the twelve months ended December 31, 2022:

Warrant Shares
Outstanding at December 31, 2021	—
Granted	25,250,616
Vested	(1,262,531)
Outstanding and unvested December 31, 2022	23,988,085